UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

 35 East 21st Street, New York, NY

10010

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-995-8300

Date of fiscal year end:

12/31

Date of reporting period: 9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 77.4%
		BANKS - 1.7%
	13,207	Bank of New York Mellon Corp.	$ 582,957

		COMMERCIAL SERVICES - 2.7%
	11,000	Arbitron, Inc.	498,740
	22,600	Midas, Inc. *	426,462
			925,202

		COMPUTERS - 1.1%
	8,000	Diebold, Inc.	363,360

		DIVERSIFIED FINANCIAL SERVICES - 15.1%
	16,500	Ameriprise Financial, Inc.	1,041,315
	23,300	Citigroup, Inc.	1,087,411
	29,250	J.P. Morgan Chase & Co.	1,340,235
	4,400	Lehman Brothers Holdings, Inc.	271,612
	15,500	Merrill Lynch & Co., Inc.	1,104,840
	7,000	Nasdaq Stock Market, Inc.*	263,760
			5,109,173

		FOOD & BEVERAGE - 4.5%
	14,000	H.J. Heinz Co.	646,800
	26,900	PepsiAmericas, Inc.	872,636
			1,519,436

		INSURANCE - 3.6%
	24,386	St. Paul Travelers Cos., Inc. (The)	1,227,592

		LEISURE TIME - 2.5%
	17,500	Carnival Corp.	847,525

		LODGING - 4.8%
	9,500	MGM Mirage *	849,680

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited) (Continued)
	Shares		Value
		LODGING - 4.8% (Continued)
	15,100	Orient Express Hotels Ltd., Class A	$ 774,177
			1,623,857

		MEDIA - 20.2%
	38,076	CBS Corp., Class B	1,199,394
	24,064	Cablevision Systems-NY Grp., Class A *	840,797
	29,250	Comcast Corp., Special Class A *	700,830
	7,000	Meredith Corp.	401,100
	44,100	Playboy Enterprises, Inc., Class B *	473,634
	19,500	Scholastic Corp. *	679,770
	22,000	The Walt Disney Co.	756,580
	70,000	Time Warner, Inc.	1,285,200
	12,576	Viacom Inc., Class B *	490,086
			6,827,391

		MISCELLANEOUS MANUFACTURER - 2.7%
	22,000	General Electric Co.	910,800

		PHARMACEUTICALS - 2.8%
	38,500	Pfizer, Inc.	940,555

		RETAIL - 11.5%
	5,000	CVS Corp.	198,150
	23,000	Home Depot, Inc.	746,120
	10,900	IHOP Corp.	690,297
	25,000	Limited Brands, Inc.	572,250
	19,100	McDonald's Corp.	1,040,377
	37,500	Saks, Inc.	643,125
			3,890,319

		SEMICONDUCTORS - 0.6%
	12,000	DSP Group, Inc. *	189,960

	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS
	September 30, 2007 (Unaudited) (Continued)
	Shares		Value
		SOFTWARE - 1.1%
	13,000	Microsoft Corp.	$ 382,980

		TELECOMMUNICATIONS - 0.6%
	13,441	Windstream Corp.	189,786

		TRANSPORTATION - 1.9%
	8,000	United Parcel Service, Inc. Class B	600,800

		TOTAL COMMON STOCKS (Cost $18,563,718)	26,131,693

		INVESTMENT COMPANIES - 5.3%
	722,641	BNY Hamilton Fund - Premier Class, 5.11%**	1,285,620
	500,000	Milestone Treasury Obligation Portfolio - Institutional Class, 4.84%,**	500,000
		TOTAL INVESTMENT COMPANIES (Cost $1,785,620)	1,785,620
	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATION - 17.8%
	$ 6,015,000	Federal Home Loan Bank Discount Notes, 4.48%, 10/11/07 (Cost $6,005,867)	6,005,867

		TOTAL INVESTMENTS - 100.5% (Cost $26,355,205) (a)	$ 33,923,180

		OTHER ASSETS & LIABILITIES - (0.5%)	(161,182)
		NET ASSETS - 100.0%	$ 33,761,998

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 7,835,635
	Unrealized depreciation (267,660)
	Net unrealized appreciation $ 7,567,975

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2007.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/29/07

By

*/s/  Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/07